12. CONVERTIBLE NOTES PAYABLE (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Convertible Notes Payable Tables
Convertible Notes activity

The table below summarizes our Convertible Notes activity during the year ended December 31, 2013:

	Convertible Notes Payable	Debt Discount	Convertible Notes Payable, Net
June 5, 2013 (Inception)	$-	$-	$-
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000	(85,488)	444,512
8% convertible notes issued December 31,2013	170,000	-	170,000
Amortization of debt discount	-	794	794
Total	700,000	(84,694)	615,306
Current portion of debt	(5,356)	-	(5,356)
Long term portion at December 31, 2013	$694,644	$(84,694)	$609,950

The table below summarizes our convertible notes activity during the nine months ended September 30, 2014:

	Principal	Debt	Accrued
	Balance	Discount	Interest	Total
Balance at December 31, 2013	$700,000	$(84,694)	$871	$616,177
Issued in the period	1,605,000	(1,605,000)	-	-
Converted into shares of common stock	(485,000)	426,054	(3,669)	(62,615)
Amortization of debt discount	-	219,804	-	219,804
Payment of loan principal	(3,178)	-	-	(3,178)
Interest accrued during period	-	-	203,909	203,909
Interest paid during period	-	-	(201,111)	(201,111)
Balance at September 30, 2014	1,816,822	(1,043,836)	-	772,986
Less: Current portion	(5,927)	-	-	(5,927)
Long-term debt	$1,810,895	$(1,043,836)	$-	$767,059